Certain transactions (Schedule of Fair Value of Consideration Transferred) (Details) - Clear Voice, Inc. - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2021
Business Acquisition [Line Items]
Cash paid	$ 11,786	$ 11,786
Fair-value of contingent consideration		4,240
Retention bonus		(1,450)
Total fair value of consideration transferred		$ 14,576